Mortgage Servicing Rights (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Participating Mortgage Loans [Line Items]
Total MSR recognized by FHN	$ 72,793,000	$ 114,311,000	$ 144,069,000
Total value of MSR decline	(41,500,000)	(29,800,000)
Change in MSR value realted to higher assumed prepayment speeds		5,100,000
Change in valuation related to higher interest rates and the terms of the servicing sale agreement	(20,100,000)
Capitalized Msr [Member]
Participating Mortgage Loans [Line Items]
Unpaid principal of mortgage loans serviced by FHN	10,000,000,000	19,000,000,000
Mortgage Loans Serviced For Others [Member]
Participating Mortgage Loans [Line Items]
Total MSR recognized by FHN		1,500,000
Unpaid principal of mortgage loans serviced by FHN		300,000,000
Transferred To Third Parties [Member]
Participating Mortgage Loans [Line Items]
Total MSR recognized by FHN		11,200,000
Mortgage Banking Income [Member]
Participating Mortgage Loans [Line Items]
Servicing, late, and other ancillary fees	41,900,000	58,900,000	70,200,000
Other Income And Commissions [Member]
Participating Mortgage Loans [Line Items]
Servicing, late, and other ancillary fees	$ 1,700,000	$ 2,000,000	$ 2,400,000